INCOME TAXES (Details 2) - CAD	Jul. 31, 2017	Jul. 31, 2016
Income Tax Disclosure [Abstract]
Mineral properties	CAD 58,000	CAD (72,000)
Net operating loss carry-forwards	1,857,000	632,000
Unrecognized deferred tax assets	CAD 1,915,000	CAD 560,000